AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.3%
Long-Term Municipal Bonds – 93.4%
Alabama – 4.4%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021-B 4.00%, 10/01/2052	$1,200	$1,208,259
Series 2023-D 5.428% (SOFR + 1.85%), 06/01/2049(a)	1,000	1,028,890
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	2,000	2,009,455
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	654,763
City of Huntsville AL Series 2016-B 5.00%, 05/01/2028	470	486,709
County of Jefferson AL Sewer Revenue Series 2024 5.00%, 10/01/2034	1,000	1,126,275
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,072,459
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	6,000	6,468,459
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,045,591
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,165,867
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,310,612
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.00%, 07/01/2027	1,500	1,556,382
5.25%, 01/01/2054	2,500	2,662,893

		24,796,614

Arizona – 3.0%
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,087,430
5.00%, 09/01/2052	1,000	1,029,252
Series 2024 4.00%, 06/01/2049	3,000	3,037,319

	Principal Amount (000)	U.S. $ Value

County of Maricopa AZ (Pre-refunded - US Treasuries) Series 2005 5.00%, 04/01/2035	$2,000	$2,002,586
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,000	988,967
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025(b)	2,000	2,052,858
Maricopa County Special Health Care District Series 2021-D 5.00%, 07/01/2025	1,325	1,348,977
Scottsdale Municipal Property Corp. (Pre-refunded - US Treasuries) Series 2015 4.00%, 07/01/2031	3,000	3,030,944

		16,578,333

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)	115	126,680

California – 9.0%
Bay Area Toll Authority Series 2021 3.33% (MUNIPSA + 0.41%), 04/01/2056(a)	3,000	2,950,652
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,356,847
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,072,750
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	1,000	1,012,236
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,789,282
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2026	1,000	1,000,478
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 06/30/2029	1,000	1,047,962
5.00%, 12/31/2033	1,500	1,557,826

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	$1,425	$1,496,751
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2025	1,500	1,518,198
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	1,000	1,075,225
City of Los Angeles Department of Airports Series 2017-A 5.00%, 05/15/2030	3,385	3,523,790
Series 2022 5.00%, 05/15/2025	475	480,829
Series 2023 5.00%, 05/15/2028	1,610	1,713,681
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	2,000	2,039,090
Newport Mesa Unified School District NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,635,773
Oakland Unified School District/Alameda County Series 2016 5.00%, 08/01/2025	1,000	1,022,050
Port of Oakland Series 2021 5.00%, 11/01/2029	1,575	1,707,890
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2029	1,610	1,739,076
San Francisco Intl Airport Series 2018 5.00%, 05/01/2027	1,530	1,601,496
Series 2019-H 5.00%, 05/01/2027	1,500	1,570,094
Series 2024 5.00%, 05/01/2029	2,500	2,694,072
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,000	1,076,436
State of California Series 2015-C 5.00%, 09/01/2030	2,000	2,041,695
Series 2018 5.00%, 10/01/2024	1,990	1,993,322
Series 2023 5.00%, 10/01/2024	640	641,068
Stockton Public Financing Authority BAM Series 2014 5.00%, 09/01/2028	1,475	1,475,075

	Principal Amount (000)	U.S. $ Value

Sweetwater Union High School District (Pre-refunded - US Treasuries) BAM Series 2014 5.00%, 08/01/2026	$1,075	$1,080,251
Washington Township Health Care District Series 2020-A 5.00%, 07/01/2031	650	689,894

		50,603,789

Colorado – 2.6%
Adams & Weld Counties School District No. 27J Brighton/CO Series 2016-A 2.50%, 12/01/2027	1,500	1,470,245
City & County of Broomfield CO Sales & Use Tax Revenue Series 2017 5.00%, 12/01/2034	2,000	2,132,697
City & County of Denver CO Airport System Revenue Series 2020-B 5.00%, 11/15/2031	700	713,702
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	1,000	1,023,339
5.00%, 12/01/2029	3,000	3,180,430
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 4.75%, 04/01/2034(c)	1,000	1,047,314
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	2,000	2,036,704
Denver City & County School District No. 1 Series 2022-B 5.00%, 12/01/2024	1,225	1,230,996
E-470 Public Highway Authority Series 2024-B 4.335% (SOFR + 0.75%), 09/01/2039(a)	2,000	2,002,736

		14,838,163

Connecticut – 1.2%
City of New Haven CT AGM Series 2016-A 5.00%, 08/15/2027	1,875	1,953,013
State of Connecticut Series 2015-A 4.50%, 03/15/2033	2,500	2,508,955
Series 2018-F 5.00%, 09/15/2025	2,000	2,049,814

		6,511,782

District of Columbia – 2.0%
District of Columbia Series 2016-A 5.00%, 06/01/2027	2,500	2,594,468

	Principal Amount (000)	U.S. $ Value

District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 02/28/2026	$1,485	$1,524,291
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2026	465	481,945
Series 2018-A 5.00%, 10/01/2034	1,075	1,129,383
Series 2019-A 5.00%, 10/01/2027	1,000	1,051,346
Series 2020-A 5.00%, 10/01/2032	2,000	2,163,838
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/01/2027	2,345	2,348,795

		11,294,066

Florida – 4.7%
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2017 5.00%, 11/01/2026	600	619,209
City of Port St. Lucie FL Utility System Revenue Series 2016 4.00%, 09/01/2032	3,560	3,592,611
Collier County Industrial Development Authority (NCH Healthcare System, Inc. Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,197,602
County of Brevard FL (County of Brevard FL Fuel Tax) AGM Series 2016 5.00%, 08/01/2028	1,445	1,502,075
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	948,761
County of Broward FL Professional Sports Facilities Tax Revenue Series 2016 5.00%, 09/01/2025	1,265	1,267,088
County of Charlotte FL Series 2015 5.00%, 10/01/2027	1,080	1,104,042
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association, Inc.) Series 2023-A 5.00%, 09/01/2028	1,000	1,039,379
Greater Orlando Aviation Authority Series 2019-A 5.00%, 10/01/2025	1,000	1,018,786
Series 2022-A 5.00%, 10/01/2029	1,020	1,101,885
Series 2022-C 5.00%, 10/01/2025	1,350	1,375,361

	Principal Amount (000)	U.S. $ Value

Hernando County School District (Hernando County School District COP) AGM Series 2016-A 5.00%, 07/01/2025	$1,350	$1,374,927
Hillsborough County Aviation Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 10/01/2040	1,000	1,000,976
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,004,181
Miami-Dade County Expressway Authority Series 2016-A 5.00%, 07/01/2028	1,625	1,680,184
5.00%, 07/01/2033	1,000	1,029,461
School Board of Miami-Dade County (The) Series 2024 4.50%, 01/07/2025(b)	2,000	2,009,095
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,646,863

		26,512,486

Georgia – 5.4%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	200	202,707
City of Atlanta GA Airport Passenger Facility Charge Series 2023 5.00%, 07/01/2030	2,000	2,172,742
City of Atlanta GA Department of Aviation Series 2023-G 5.00%, 07/01/2027	1,000	1,049,678
City of Atlanta GA Water & Wastewater Revenue Series 2015 5.00%, 11/01/2025	1,000	1,015,355
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	2,250	2,281,778
Series 2024 3.30%, 12/01/2049	1,500	1,508,228
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2033	1,000	1,114,527
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	3,500	3,450,254

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$1,000	$1,006,766
5.00%, 09/01/2024	1,500	1,500,000
Series 2022-B 5.00%, 12/01/2052	4,000	4,212,041
Series 2024-C 5.00%, 12/01/2054	3,500	3,744,171
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.285% (SOFR + 1.70%), 12/01/2053(a)	1,000	1,032,524
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	1,300	1,301,003
Municipal Electric Authority of Georgia Series 2016-A 5.00%, 01/01/2028	1,820	1,882,448
Series 2019-A 5.00%, 01/01/2033	1,200	1,282,083
Series 2020 5.00%, 01/01/2029	500	541,486
Richmond County Board of Education Series 2021 5.00%, 10/01/2024	1,000	1,001,256

		30,299,047

Guam – 1.4%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) 5.00%, 07/01/2027	1,000	1,053,006
Guam Power Authority (Pre-refunded - US Treasuries) AGM Series 2014-A 5.00%, 10/01/2039	1,000	1,002,599
Territory of Guam Series 2019 5.00%, 11/15/2031	910	935,220
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	2,000	2,072,555
5.00%, 12/01/2031	3,000	3,080,982

		8,144,362

Hawaii – 0.8%
City & County of Honolulu HI Series 2015-B 5.00%, 10/01/2027	1,000	1,024,229
Series 2019-D 5.00%, 08/01/2026	1,050	1,098,147
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,250	2,281,878

		4,404,254

	Principal Amount (000)	U.S. $ Value

Idaho – 0.2%
Idaho Health Facilities Authority (St Luke’s Health System Ltd Obligated Group/ID) Series 2018 5.00%, 03/01/2027	$1,000	$1,046,815

Illinois – 6.4%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2030	1,000	1,029,809
Series 2019-A 5.00%, 12/01/2030	1,575	1,654,916
AGM Series 2018-C 5.00%, 12/01/2031	1,000	1,055,565
Chicago O’Hare International Airport Series 2015 5.00%, 01/01/2027	1,000	1,004,880
Chicago Transit Authority Series 2017 5.00%, 06/01/2026	1,695	1,748,220
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,012,433
Series 2021 5.00%, 06/01/2027	1,750	1,838,745
City of Chicago IL Series 2020-A 5.00%, 01/01/2026	2,125	2,168,200
City of Chicago IL Waterworks Revenue AMBAC Series 2001 5.75%, 11/01/2030	865	926,555
Illinois State Toll Highway Authority Series 2019-A 5.00%, 01/01/2026	1,000	1,032,361
Metropolitan Pier & Exposition Authority Series 2023 5.00%, 12/15/2027	1,000	1,059,574
Metropolitan Water Reclamation District of Greater Chicago Series 2016-A 5.00%, 12/01/2030	2,595	2,710,742
Northern Illinois University BAM Series 2020-B 5.00%, 04/01/2031	725	781,071
Sangamon County School District No. 186 Springfield AGM Series 2020-B 5.00%, 02/01/2032	690	753,147
State of Illinois Series 2016 5.00%, 11/01/2024	1,000	1,002,652
Series 2017-D 5.00%, 11/01/2026	2,000	2,085,625
Series 2019-A 5.00%, 11/01/2029	685	751,603

	Principal Amount (000)	U.S. $ Value

Series 2020 5.50%, 05/01/2030	$2,000	$2,182,888
Series 2021-B 5.00%, 03/01/2025	1,375	1,387,849
Series 2022-A 5.00%, 03/01/2025	2,570	2,594,016
Series 2024-B 5.00%, 05/01/2026	1,000	1,032,849
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025	1,300	1,319,993
Series 2021-A 4.00%, 06/15/2028	605	622,833
Series 2024-A 5.00%, 06/15/2025	1,000	1,015,379
5.00%, 06/15/2030	1,790	1,955,358
University of Illinois (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 04/01/2044	1,000	1,000,276

		35,727,539

Indiana – 1.2%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(c)	965	991,286
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	500	474,737
Series 2022-A 4.25%, 11/01/2030	2,000	2,048,851
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.455% (SOFR + 0.71%), 11/01/2046(a) (d)	2,000	2,002,464
Indianapolis Local Public Improvement Bond Bank Series 2021-A 5.00%, 06/01/2025	1,000	1,016,998

		6,534,336

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018-B 5.00%, 02/15/2025	500	503,545

Kansas – 0.3%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2026	1,500	1,533,200

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.2%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	$1,000	$1,085,874
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,192,828
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-B 5.00%, 11/01/2024	2,000	2,005,881
Western Kentucky University Series 2016-A 5.00%, 09/01/2025	1,660	1,691,709

		6,976,292

Louisiana – 0.7%
City of Shreveport LA BAM Series 2016 5.00%, 03/01/2027	1,400	1,454,307
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	699,091
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)	1,900	1,926,244

		4,079,642

Maryland – 1.2%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	2,000	2,046,528
Maryland Stadium Authority (Maryland Stadium Authority State Lease) Series 2023-A 5.00%, 03/01/2025	1,850	1,870,029
State of Maryland Series 2017-A 5.00%, 08/01/2025	1,765	1,803,706
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) 5.00%, 08/01/2030	1,000	1,083,821

		6,804,084

Massachusetts – 3.0%
City of Quincy MA Series 2024 5.00%, 07/25/2025	2,000	2,039,535
City of Salem MA Series 2021 5.00%, 09/01/2024	1,210	1,210,000

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency Series 2015-H 5.00%, 07/01/2025	$415	$421,332
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2025	1,000	1,015,176
5.00%, 07/01/2031	870	946,773
Massachusetts Development Finance Agency (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 03/01/2044	3,000	3,004,117
Series 2015 5.00%, 07/01/2025	1,085	1,103,213
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2030	1,295	1,330,164
Massachusetts Port Authority Series 2017-A 5.00%, 07/01/2027	1,120	1,177,191
Series 2019-A 5.00%, 07/01/2027	2,250	2,366,140
Series 2019-C 5.00%, 07/01/2025	2,000	2,032,181

		16,645,822

Michigan – 1.6%
City of Detroit MI Series 2018 5.00%, 04/01/2026	1,000	1,027,518
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,000	1,055,781
Detroit Downtown Development Authority (Pre-refunded - US Treasuries) AGM Series 2018-A 5.00%, 07/01/2043	2,000	2,002,153
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2028	1,000	1,085,443
Michigan Finance Authority Series 2024-A 5.00%, 07/21/2025	2,000	2,034,340
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	1,500	1,500,210

		8,705,445

Minnesota – 0.9%
State of Minnesota Series 2016-D 5.00%, 08/01/2025	2,700	2,758,719
Series 2022-A 5.00%, 08/01/2025	1,000	1,021,748

	Principal Amount (000)	U.S. $ Value

University of Minnesota Series 2017-A 5.00%, 09/01/2032	$1,000	$1,051,431

		4,831,898

Missouri – 0.5%
City of St. Louis MO Airport Revenue AGM Series 2017-B 5.00%, 07/01/2025	2,130	2,161,975
County of St. Louis MO (County of St Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	779,682

		2,941,657

Nebraska – 0.4%
Public Power Generation Agency Series 2015 5.00%, 01/01/2025	2,525	2,538,515

Nevada – 0.7%
County of Clark Department of Aviation Series 2021-B 5.00%, 07/01/2025	3,100	3,147,046
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	1,000	1,009,571

		4,156,617

New Hampshire – 1.2%
New Hampshire Business Finance Authority Series 2024 5.25%, 12/01/2035(c)	1,000	1,000,114
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(c)	1,000	1,001,742
State of New Hampshire Series 2020-A 5.00%, 12/01/2025	4,405	4,538,439

		6,540,295

New Jersey – 5.0%
Garden State Preservation Trust AGM Series 2005-A 5.75%, 11/01/2028	1,000	1,057,234
New Brunswick Parking Authority BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,079,264
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025	3,950	4,017,795

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2017-B 5.00%, 11/01/2025	$1,400	$1,435,886
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	2,016,628
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2015-A 5.00%, 06/15/2025	1,000	1,017,163
Series 2015-X 5.25%, 06/15/2027	1,395	1,416,693
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,805	1,807,337
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 5.00%, 07/01/2025	2,000	2,036,287
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2030	250	271,074
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2019 5.00%, 12/15/2024	2,000	2,011,143
Series 2021-A 5.00%, 06/15/2025	1,950	1,982,084
Newark Board of Education BAM Series 2021 5.00%, 07/15/2029	1,210	1,333,347
South Jersey Transportation Authority AGM Series 2019-A 5.00%, 11/01/2030	1,675	1,826,812
State of New Jersey Series 2020 5.00%, 06/01/2025	1,000	1,017,924
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2029	2,645	2,785,990

		28,112,661

New York – 8.9%
City of New York NY Series 2020-A 5.00%, 08/01/2025	1,500	1,532,577
Series 2024-A 5.00%, 08/01/2025	2,000	2,043,435
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	2,000	2,037,202

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2024	$2,050	$2,057,742
Series 2017 5.00%, 11/15/2025	2,000	2,052,553
5.00%, 11/15/2028	2,000	2,172,498
Series 2017-C 5.00%, 11/15/2024	1,000	1,003,777
5.00%, 11/15/2025	630	646,554
5.00%, 11/15/2029	1,000	1,075,587
New York City Municipal Water Finance Authority Series 2018-E 5.00%, 06/15/2032	1,410	1,445,689
New York City Municipal Water Finance Authority (Pre-refunded - US Treasuries) Series 2015-G 5.00%, 06/15/2027	4,000	4,073,363
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 4.00%, 02/01/2034	2,000	2,017,858
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,765	1,835,874
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2014 5.00%, 07/01/2030	1,000	1,002,182
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	1,500	1,478,743
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2015-A 5.00%, 03/15/2026	1,000	1,022,741
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2030	2,000	2,159,860
Series 2020 5.00%, 12/01/2031	1,000	1,075,330
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025	1,275	1,276,813
5.00%, 09/01/2027	1,000	1,001,197
5.00%, 09/01/2031	1,000	1,001,075
Series 2016 5.00%, 10/01/2025	1,000	1,020,815
Series 2018-2 5.00%, 09/15/2029	1,530	1,607,814
5.00%, 09/15/2030	2,500	2,618,447
5.00%, 09/15/2031	1,075	1,123,700
Series 2021-2 3.00%, 10/01/2028	3,950	3,875,274
5.00%, 07/15/2027	2,445	2,580,544
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	1,500	1,571,012

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2033	$1,205	$1,259,698

		49,669,954

North Carolina – 1.2%
Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.) Series 2019 2.10%, 03/01/2027	1,000	998,099
County of Gaston NC Series 2023 4.00%, 05/01/2025	2,600	2,610,631
County of Wake NC Series 2021 5.00%, 04/01/2025	1,000	1,013,259
State of North Carolina Series 2013-B 5.00%, 06/01/2025	1,000	1,017,477
State of North Carolina (State of North Carolina Lease) Series 2014-C 3.00%, 05/01/2028	1,000	994,739

		6,634,205

Ohio – 2.7%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,070,429
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2028	1,425	1,499,665
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(c)	1,000	1,027,822
Northeast Ohio Regional Sewer District (Pre-refunded - US Treasuries) Series 2014 5.00%, 11/15/2039	2,825	2,835,873
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	500	460,607
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2016 5.00%, 06/01/2025	4,915	5,004,930
Series 2017-A 5.00%, 12/01/2030	1,000	1,057,503
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	1,000	1,032,572

	Principal Amount (000)	U.S. $ Value

State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 5.00%, 01/15/2030	$1,090	$1,116,161

		15,105,562

Oklahoma – 0.4%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,045,473
Oklahoma Municipal Power Authority Series 2014-B 5.00%, 01/01/2025	1,000	1,005,926

		2,051,399

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,056,561
Port of Portland OR Airport Revenue Series 2022-2 5.00%, 07/01/2030	1,000	1,084,718
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,035,384
5.00%, 07/01/2031	1,100	1,134,794

		4,311,457

Pennsylvania – 3.5%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.62% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	992,640
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	500	507,018
City of Philadelphia PA Airport Revenue Series 2020-C 5.00%, 07/01/2030	1,220	1,315,323
Series 2021 5.00%, 07/01/2025	945	959,341
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,059,859
5.00%, 09/01/2031	1,500	1,586,750
Montgomery County Industrial Development Authority/PA (Pre-refunded - US Treasuries) Series 2015 5.25%, 01/15/2045	2,000	2,016,745

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.00%, 12/31/2032	$2,000	$2,169,362
Pennsylvania Turnpike Commission Series 2019 5.00%, 12/01/2024	1,000	1,004,689
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 2.92% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	1,000,274
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2015-2 5.00%, 04/01/2029	1,375	1,389,751
Series 2016-2 5.00%, 04/01/2028	1,550	1,567,253
Philadelphia Gas Works Co. Series 2016 5.00%, 10/01/2024	1,000	1,001,169
Philadelphia Municipal Authority (City of Philadelphia PA) Series 2017 5.00%, 04/01/2025	1,325	1,337,612
Reading School District BAM Series 2019-D 5.00%, 04/01/2025	1,500	1,518,071

		19,425,857

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2021-A 5.625%, 07/01/2027	1,108	1,153,670
5.625%, 07/01/2029	675	725,725
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	1,000	1,055,025

		2,934,420

South Carolina – 2.3%
Orangeburg County School District Series 2024 5.00%, 08/13/2025	2,000	2,033,334
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,011,280
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	1,500	1,517,695

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) 5.00%, 11/01/2031	$2,000	$2,248,127
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	1,500	1,527,180
AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,505,401
South Carolina Public Service Authority (Pre-refunded - US Treasuries) Series 2014-A 5.50%, 12/01/2054	3,000	3,009,429

		12,852,446

Tennessee – 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,075,557
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2030	1,000	1,078,134
State of Tennessee Series 2016-B 5.00%, 08/01/2025	1,015	1,037,259
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,084,153

		5,275,103

Texas – 5.7%
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2028	1,065	1,090,646
Series 2020-F 5.00%, 01/01/2025	1,315	1,317,474
Central Texas Turnpike System (Pre-refunded - US Govt Agencies) Series 2015-C 5.00%, 08/15/2037	1,000	1,002,998
City of San Antonio TX Series 2023 5.00%, 02/01/2025	1,000	1,009,046
City of San Antonio TX Airport System Series 2019-A 5.00%, 07/01/2029	550	587,743
Harris County Cultural Education Facilities Finance Corp (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2054	3,000	3,263,972

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	$1,000	$1,022,218
McKinney Independent School District Series 2024 5.00%, 02/15/2025	2,000	2,019,332
North Texas Tollway Authority (North Texas Tollway System) Series 2014-A 5.00%, 01/01/2025	1,000	1,003,371
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(c)	1,000	1,022,157
Rockwall Independent School District (Pre-refunded - US Govt Agencies) Series 2016 5.00%, 02/15/2041	1,850	1,866,607
Tarrant County Cultural Education Facilities Finance Corp. (Pre-refunded - US Treasuries) Series 2014 5.00%, 10/01/2034	1,000	1,001,333
Texas Department of Transportation State Highway Fund Series 2015 5.00%, 10/01/2024	2,500	2,503,343
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.391% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,000	2,999,204
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) 5.00%, 12/15/2032	2,000	2,181,152
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,320,072
Series 2023-B 5.50%, 01/01/2054	1,500	1,689,072
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,086,644
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,022,021

		32,008,405

	Principal Amount (000)	U.S. $ Value

Utah – 0.9%
Utah Board of Higher Education (University of Utah (The)) NATL Series 1998 5.50%, 04/01/2029	$1,440	$1,549,917
Utah Infrastructure Agency Series 2017-A 5.00%, 10/15/2029	1,000	1,037,376
Series 2022 5.00%, 10/15/2032	1,135	1,209,976
Utah Transit Authority (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 06/15/2033	1,000	1,010,567

		4,807,836

Virginia – 0.9%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2025	1,800	1,829,445
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2022 5.00%, 02/01/2025	1,000	1,009,193
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(c)	1,000	994,111
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	1,000	1,000,363

		4,833,112

Washington – 2.2%
Pierce County School District No. 10 Tacoma (Pre-refunded - US Govt Agencies) Series 2015 5.00%, 12/01/2033	2,190	2,257,282
Port of Seattle WA Series 2017-C 5.00%, 05/01/2028	1,260	1,312,256
Series 2018-A 5.00%, 05/01/2030	2,185	2,273,355
5.00%, 05/01/2036	1,010	1,043,555
Series 2018-B 5.00%, 05/01/2027	1,000	1,042,973
Snohomish County School District No. 13 Monroe Series 2015 5.00%, 12/01/2032	1,000	1,015,453
State of Washington Series 2014-R 5.00%, 07/01/2028	1,500	1,510,102
Series 2024-R 5.00%, 07/01/2025	2,000	2,038,620

		12,493,596

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.3%
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	$3,000	$2,999,668
West Virginia Economic Development Authority (Provident Group - Marshall Properties LLC) AGM Series 2023 5.00%, 07/01/2030	2,665	2,939,598
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,378,809

		7,318,075

Wisconsin – 2.1%
City of Milwaukee WI Series 2020-N 5.00%, 04/01/2027	1,000	1,045,105
AGM Series 2023 5.00%, 04/01/2031	1,000	1,114,761
City of Milwaukee WI Sewerage System Revenue Series 2016-S 4.00%, 06/01/2028	350	355,234
State of Wisconsin Series 2021-2 5.00%, 05/01/2025	1,730	1,758,464
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(c)	2,000	2,053,950
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(c)	2,000	2,005,552
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	2,000	1,413,878
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	755	809,139

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	$1,000	$977,747

		11,533,830

Total Long-Term Municipal Bonds (cost $518,333,131)		523,043,196

Short-Term Municipal Notes – 1.9%
California – 0.2%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.37%, 10/01/2047(c) (e)	1,000	1,000,000

District of Columbia – 0.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-D 3.80%, 10/01/2039(e)	1,575	1,575,000

Indiana – 0.2%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009-D 3.80%, 11/01/2039(e)	1,000	1,000,000

Michigan – 0.1%
Green Lake Township Economic Development Corp. Series 2023 4.00%, 06/01/2034(e)	800	800,000

Other – 0.4%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.37%, 03/01/2029(e)	1,000	1,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.37%, 03/01/2029(e)	1,000	1,000,000

		2,000,000

Pennsylvania – 0.2%
Northampton County General Purpose Authority Series 2024 3.80%, 08/15/2054(e)	1,300	1,300,000

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 2.95%, 07/01/2045(e)	700	700,000

Virginia – 0.4%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 2.90%, 07/01/2052(e)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $10,375,000)		10,375,000

Total Municipal Obligations (cost $528,708,131)		533,418,196

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.5%
Autos - Fixed Rate – 0.2%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(c)	$247	$248,105
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(c)	144	144,158
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)	127	127,064
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	595	603,925
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(c)	132	132,995
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(c)	74	74,242

		1,330,489

Other ABS - Fixed Rate – 0.3%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(c)	372	373,291
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(c)	832	834,534
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(c)	336	338,011
Series 2024-1, Class A 6.66%, 07/15/2031(c)	63	63,913
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(c)	47	47,726

		1,657,475

Total Asset-Backed Securities (cost $2,969,547)		2,987,964

CORPORATES - INVESTMENT GRADE – 0.5%
Industrial – 0.3%
Consumer Non-Cyclical – 0.2%
Altria Group, Inc. 3.40%, 05/06/2030	215	201,184
BAT Capital Corp. 4.906%, 04/02/2030	230	231,392

	Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 5.625%, 11/17/2029	$250	$263,152
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	500	495,440

		1,191,168

Technology – 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	353,109

		1,544,277

Financial Institutions – 0.2%
Banking – 0.2%
Standard Chartered PLC 7.776%, 11/16/2025(c)	250	251,148
UBS AG/Stamford CT 7.95%, 01/09/2025	850	857,021
Wells Fargo & Co. 7.625%, 09/15/2028(f)	27	29,005

		1,137,174

Finance – 0.0%
Aviation Capital Group LLC 1.95%, 01/30/2026(c)	290	277,495

		1,414,669

Total Corporates - Investment Grade (cost $2,914,763)		2,958,946

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 6.498% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)	1,243	1,244,080
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 7.448% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)	756	769,242
Series 2023-DNA2, Class M1A 7.448% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)	390	396,858

Total Collateralized Mortgage Obligations (cost $2,389,115)		2,410,180

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(f) (cost $184,000)	184	194,621

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.9%
U.S. Treasury Bills – 1.6%
United States – 1.6%
U.S. Treasury Bill Zero Coupon, 10/31/2024 (cost $8,925,753)	$9,000	$8,926,050

	Shares

Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(g) (h) (i) (cost $1,824,797)	1,824,797	1,824,797

Total Short-Term Investments (cost $10,750,550)		10,750,847

Total Investments – 98.6% (cost $547,916,106)(j)		552,720,754
Other assets less liabilities – 1.4%		7,674,485

Net Assets – 100.0%		$560,395,239

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,800	03/31/2025	1 Day SOFR	4.099%	Annual	$(42,445)	$—	$(42,445)
USD	3,700	03/31/2025	1 Day SOFR	4.013%	Annual	(35,919)	—	(35,919)
USD	15,700	05/15/2026	1 Day SOFR	4.202%	Annual	79,846	186	79,660
USD	8,310	05/15/2026	1 Day SOFR	4.479%	Annual	64,083	—	64,083
USD	2,400	05/15/2026	1 Day SOFR	4.012%	Annual	(3,290)	—	(3,290)
USD	2,000	04/15/2032	3.275%	1 Day SOFR	Annual	36,217	—	36,217
USD	1,000	04/15/2032	3.215%	1 Day SOFR	Annual	22,381	—	22,381

						$120,873	$186	$120,687

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $26,042,916 or 4.6% of net assets.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.455%, 11/01/2046	06/24/2024	$2,000,000	$2,002,464	0.36%

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,282,160 and gross unrealized depreciation of investments was $(356,825), resulting in net unrealized appreciation of $4,925,335.

As of August 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$523,043,196	$—	$523,043,196
Short-Term Municipal Notes	—	10,375,000	—	10,375,000
Asset-Backed Securities	—	2,987,964	—	2,987,964
Corporates - Investment Grade	—	2,958,946	—	2,958,946
Collateralized Mortgage Obligations	—	2,410,180	—	2,410,180
Corporates - Non-Investment Grade	—	194,621	—	194,621
Short-Term Investments:
U.S. Treasury Bills	—	8,926,050	—	8,926,050
Investment Companies	1,824,797	—	—	1,824,797

Total Investments in Securities	1,824,797	550,895,957	—	552,720,754
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	202,527	—	202,527
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(81,654)	—	(81,654)

Total	$1,824,797	$551,016,830	$—	$552,841,627

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,352	$219,211	$219,738	$1,825	$206